Document and Entity Information	Jan. 12, 2022
Cover [Abstract]
Entity Registrant Name	COMMERCIAL METALS Co
Amendment Flag	true
Entity Central Index Key	0000022444
Document Type	8-K/A
Document Period End Date	Jan. 12, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-4304
Entity Tax Identification Number	75-0725338
Entity Address, Address Line One	6565 N. MacArthur Blvd.
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	689-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 18, 2022, Commercial Metals Company (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) disclosing that, on January 12, 2022, the Board of Directors (the “Board”) of the Company had increased the size of the Board from eight directors to nine directors and appointed John R. McPherson to serve as a Class II director of the Company effective as of March 15, 2022. At the time of the filing of the Initial 8-K, the Board had not determined Mr. McPherson’s committee assignments. This Amendment No. 1 to the Initial 8-K is being filed to disclose that on February 13, 2022, the Board (i) revised the effective date of the previously reported increase in the size of the Board and Mr. McPherson’s appointment to the Board to March 14, 2022 and (ii) appointed Mr. McPherson to its Audit Committee and its Finance Committee, in each case effective on March 14, 2022. Other than the preceding disclosure, no other disclosure reported in the Initial 8-K is amended pursuant to this Current Report.